UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice Presidentt One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
12/31/11 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (74.1%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (68.5%)

Government National Mortgage Association Adjustable Rate Mortgages 1 5/8s, July 20, 2026		$30,078	$30,836

Government National Mortgage Association Graduated Payment Mortgages
13 1/4s, December 20, 2014		8,082	9,029
12 3/4s, with due dates from December 15, 2013 to July 20, 2014		10,315	11,303
12 1/4s, with due dates from February 15, 2014 to March 15, 2014		18,384	19,832
11 1/4s, with due dates from September 15, 2015 to December 15, 2015		20,390	23,108
9 1/4s, with due dates from April 15, 2016 to May 15, 2016		15,008	16,645

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019		7,813	8,863
7 1/2s, October 20, 2030		122,733	143,464
7s, August 15, 2012		738	746
5 1/2s, August 15, 2035		1,047	1,175
5s, with due dates from May 20, 2033 to July 20, 2041		288,571,523	319,273,390
4 1/2s, with due dates from January 20, 2039 to April 20, 2041		447,950,878	488,896,270
4s, with due dates from December 20, 2040 to February 20, 2041		215,887,454	231,311,619
3 1/2s, TBA, January 1, 2042		57,000,000	59,328,986

			1,099,075,266
U.S. Government Agency Mortgage Obligations (5.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041		572,606	588,510

Federal National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, January 1, 2042		85,000,000	87,430,473
3 1/2s, TBA, December 1, 2041		1,000,000	1,029,375

			89,048,358

Total U.S. government and agency mortgage obligations (cost $1,137,939,061)			$1,188,123,624

MORTGAGE-BACKED SECURITIES (15.8%)(a)
		Principal amount	Value

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.581s, 2035		$72,971	$12,000
FRB Ser. 05-R3, Class AF, 0.694s, 2035		71,707	57,724

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.673s, 2037		689,076	1,074,708
IFB Ser. 2976, Class LC, 23.4s, 2035		3,956,138	6,140,304
IFB Ser. 2979, Class AS, 23.253s, 2034		567,948	760,500
IFB Ser. 3072, Class SM, 22.776s, 2035		2,011,765	3,034,830
IFB Ser. 3072, Class SB, 22.63s, 2035		1,201,387	1,804,604
IFB Ser. 3249, Class PS, 21.357s, 2036		928,290	1,344,263
IFB Ser. 3065, Class DC, 19.025s, 2035		4,764,525	7,157,936
IFB Ser. 3031, Class BS, 16.029s, 2035		1,628,336	2,356,663
IFB Ser. 3287, Class SE, IO, 6.422s, 2037		3,472,160	445,964
IFB Ser. 3852, Class KS, IO, 6.272s, 2041		6,048,319	939,909
IFB Ser. 3485, Class SI, IO, 6.272s, 2036		6,271,145	892,509
IFB Ser. 3934, Class SA, IO, 6.122s, 2041		11,757,831	2,029,284
IFB Ser. 3852, Class TB, 5.722s, 2041		5,081,624	5,274,827
Ser. 3747, Class HI, IO, 4 1/2s, 2037		1,052,047	125,590
Ser. 3768, Class MI, IO, 4s, 2035		25,963,722	2,608,223
Ser. 3738, Class MI, IO, 4s, 2034		38,471,510	3,431,926
Ser. 3707, Class HI, IO, 4s, 2023		1,782,083	71,907
FRB Ser. T-57, Class 2A1, 3.59s, 2043		37,249	37,255
FRB Ser. T-59, Class 2A1, 3.242s, 2043		19,873	19,662
Ser. T-8, Class A9, IO, 0.416s, 2028		3,472,595	26,044
Ser. T-59, Class 1AX, IO, 0.273s, 2043		7,726,687	57,950
Ser. T-48, Class A2, IO, 0.212s, 2033		10,972,388	78,195
Ser. 3369, Class BO, PO, zero %, 2037		37,014	33,968
Ser. 3327, Class IF, IO, zero %, 2037		20,286	2
Ser. 3439, Class AO, PO, zero %, 2037		60,737	60,708
Ser. 3391, PO, zero %, 2037		121,730	106,777
Ser. 3300, PO, zero %, 2037		457,600	417,161
Ser. 3314, PO, zero %, 2036		208,957	193,350
Ser. 3206, Class EO, PO, zero %, 2036		27,877	25,394
Ser. 3175, Class MO, PO, zero %, 2036		302,631	274,740
Ser. 3210, PO, zero %, 2036		32,612	29,988
Ser. 3145, Class GK, PO, zero %, 2036		70,629	60,034
Ser. 3124, Class DO, PO, zero %, 2036		86,331	73,978
Ser. 3075, PO, zero %, 2035		24,044	24,011
Ser. 2947, Class AO, PO, zero %, 2035		6,134	6,018
Ser. 2684, PO, zero %, 2033		639,159	614,469
Ser. 2777, Class OE, PO, zero %, 2032		138,617	132,040
FRB Ser. T-54, Class 2A, IO, zero %, 2043		4,482,426	700
FRB Ser. 3326, Class YF, zero %, 2037		62,285	57,262
FRB Ser. 3117, Class AF, zero %, 2036		48,684	41,125
FRB Ser. 3092, Class FA, zero %, 2035		47,853	44,012
FRB Ser. 3326, Class WF, zero %, 2035		258,596	237,637
FRB Ser. 3036, Class AS, zero %, 2035		63,724	54,830
FRB Ser. 3025, Class XA, zero %, 2035		20,802	20,714
FRB Ser. 2984, Class FL, zero %, 2035		39,176	37,360

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.011s, 2037		298,494	609,361
IFB Ser. 06-62, Class PS, 38.138s, 2036		1,901,280	3,266,063
IFB Ser. 05-74, Class NK, 26.032s, 2035		2,657,226	4,761,697
IFB Ser. 06-8, Class HP, 23.49s, 2036		1,295,779	2,063,852
IFB Ser. 07-53, Class SP, 23.123s, 2037		1,756,350	2,675,484
IFB Ser. 08-24, Class SP, 22.207s, 2038		6,593,870	10,524,159
IFB Ser. 05-122, Class SE, 22.072s, 2035		1,516,516	2,218,130
IFB Ser. 05-75, Class GS, 19.369s, 2035		1,035,596	1,460,519
IFB Ser. 05-106, Class JC, 19.214s, 2035		1,725,945	2,664,791
IFB Ser. 05-83, Class QP, 16.631s, 2034		630,122	846,875
IFB Ser. 11-4, Class CS, 12.313s, 2040		6,594,246	7,433,592
IFB Ser. 11-27, Class AS, IO, 6.186s, 2041		12,706,043	1,677,071
FRB Ser. 03-W14, Class 2A, 3.66s, 2043		36,920	36,263
FRB Ser. 03-W3, Class 1A4, 3.471s, 2042		62,024	61,363
FRB Ser. 04-W7, Class A2, 3.393s, 2034		15,254	15,940
FRB Ser. 04-W2, Class 4A, 3.26s, 2044		35,053	34,925
FRB Ser. 03-W11, Class A1, 3.034s, 2033		2,890	2,959
Ser. 98-W2, Class X, IO, 0.883s, 2028		6,069,382	269,747
Ser. 98-W5, Class X, IO, 0.846s, 2028		2,514,885	104,649
FRB Ser. 07-95, Class A3, 0.544s, 2036		13,676,000	12,581,920
Ser. 03-23, Class QO, PO, zero %, 2032		43,535	42,781
Ser. 03-W1, Class 2A, IO, zero %, 2042		9,545,514	746
Ser. 04-61, Class CO, PO, zero %, 2031		302,977	300,335
Ser. 06-125, Class OX, PO, zero %, 2037		20,436	19,222
Ser. 06-46, Class OC, PO, zero %, 2036		37,637	34,045
Ser. 06-62, Class KO, PO, zero %, 2036		15,044	14,383
Ser. 06-84, Class OT, PO, zero %, 2036		22,097	20,481
Ser. 07-14, Class KO, PO, zero %, 2037		53,601	48,381
Ser. 07-44, Class CO, PO, zero %, 2037		522,599	465,923
Ser. 07-64, Class LO, PO, zero %, 2037		289,492	266,342
Ser. 08-36, Class OV, PO, zero %, 2036		124,636	101,684
Ser. 08-53, Class DO, PO, zero %, 2038		727,598	617,963
Ser. 1988-12, Class B, zero %, 2018		12,990	12,007
FRB Ser. 05-45, Class FG, zero %, 2035		55,343	53,683
FRB Ser. 06-104, Class EK, zero %, 2036		10,474	10,159
FRB Ser. 06-9, Class FG, zero %, 2033		23,373	22,672

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.339s, 2041		12,538,864	18,758,893
IFB Ser. 10-158, Class SD, 14.146s, 2040		2,266,000	3,131,363
IFB Ser. 11-70, Class WS, 9.13s, 2040		3,909,000	4,405,795
IFB Ser. 11-56, Class SG, 6.784s, 2041		5,945,292	6,490,416
IFB Ser. 11-56, Class MS, 6.782s, 2041		10,629,519	11,541,000
IFB Ser. 11-81, Class SB, IO, 6.422s, 2036		22,813,123	4,502,854
IFB Ser. 10-113, Class SJ, IO, 6.415s, 2035		11,012,404	1,942,082
IFB Ser. 11-61, Class CS, IO, 6.395s, 2035		7,554,413	1,143,270
IFB Ser. 10-85, Class SD, IO, 6.365s, 2038		9,767,888	1,605,548
IFB Ser. 11-11, Class PS, IO, 6.315s, 2040		7,997,688	1,304,903
IFB Ser. 10-42, Class CS, IO, 6.215s, 2040		7,157,525	1,190,368
IFB Ser. 10-24, Class BS, IO, 6.145s, 2038		13,331,458	2,003,318
IFB Ser. 09-103, Class SW, IO, 6.115s, 2037		25,400,088	3,032,009
IFB Ser. 10-20, Class SC, IO, 5.865s, 2040		26,469,592	4,389,717
IFB Ser. 10-115, Class TS, IO, 5.815s, 2038		15,335,687	2,518,733
IFB Ser. 10-158, Class SA, IO, 5.765s, 2040		16,453,815	2,708,133
IFB Ser. 11-70, Class SN, IO, 5.617s, 2041		3,260,000	902,107
Ser. 10-68, Class MI, IO, 5s, 2039		7,287,969	1,112,581
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		12,797,422	2,119,573
Ser. 10-103, Class IM, IO, 4 1/2s, 2039		30,883,283	3,895,463
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		22,079,725	2,679,375
Ser. 10-107, Class PI, IO, 4 1/2s, 2036		24,109,903	2,500,920
Ser. 10-116, Class QI, IO, 4s, 2034		14,475,666	1,432,751
Ser. 11-70, PO, zero %, 2041		60,832,753	49,114,545
Ser. 10-151, Class KO, PO, zero %, 2037		4,186,467	3,755,093
Ser. 06-36, Class OD, PO, zero %, 2036		44,934	41,390
Ser. 06-64, PO, zero %, 2034		88,551	83,493
FRB Ser. 07-35, Class UF, zero %, 2037		10,439	10,267
FRB Ser. 07-16, Class YF, zero %, 2037		23,261	22,432

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.947s, 2035		3,078,627	477,187
Ser. 06-RP2, Class 1AS1, IO, 5.189s, 2036		14,278,161	2,111,624
FRB Ser. 06-RP2, Class 1AF1, 0.694s, 2036		14,278,161	10,922,794
FRB Ser. 05-RP1, Class 1AF, 0.644s, 2035		3,078,628	2,355,150
Ser. 98-2, IO, 0.39s, 2027		954,792	75
Ser. 98-3, IO, 0.335s, 2027		1,150,317	2,884
Ser. 99-2, IO, zero %, 2027		1,678,087	4,235
Ser. 98-4, IO, zero %, 2026		1,286,535	3,331

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 0.644s, 2034		63,038	50,431

Structured Asset Securities Corp. Ser. 07-4, Class 1A4, IO, 1s, 2045		28,784,948	1,169,389

Total mortgage-backed securities (cost $230,765,377)			$253,104,714

PURCHASED OPTIONS OUTSTANDING (5.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	$49,594,500	$6,586,100

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	4,017,700	1,396,749

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	4,017,700	217,414

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	4,017,700	1,453,809

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	4,017,700	204,806

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	49,594,500	1,754,257

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	6,200,000	232,128

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	6,200,000	209,064

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	5,623,000	611,557

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	5,623,000	413,493

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	6,200,000	221,960

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	6,200,000	198,586

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	6,200,000	210,614

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	6,200,000	187,984

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	14,466,000	427,615

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	6,200,000	200,384

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	6,200,000	177,878

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	5,623,000	545,543

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	5,623,000	351,488

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	14,466,000	398,104

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	38,635,000	678,044

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	6,200,000	187,178

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	6,200,000	165,788

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73	30,481,200	1,838,931

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73	30,481,200	379,247

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	14,466,000	368,449

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	36,968,105	4,103,460

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	36,968,105	121,995

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	30,806,754	3,817,265

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	30,806,754	3,395,520

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	30,806,754	101,354

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	30,806,754	74,244

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	12,322,702	1,516,678

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	12,322,702	28,958

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	30,806,754	3,870,869

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	5,332,000	143,644

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	30,806,754	67,467

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	28,880,700	3,637,524

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	28,880,700	61,516

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	30,737,464	3,738,598

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	30,737,464	70,081

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	47,071

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	47,071

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	47,071

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	47,071

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	47,071

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	6,200,000	175,274

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	6,200,000	153,264

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	25,854,000	592,574

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	25,854,000	592,574

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	25,854,000	604,984

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	14,466,000	337,636

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	5,564,000	42,509

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	5,564,000	42,509

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	5,564,000	42,509

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	5,564,000	42,509

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683	5,564,000	42,509

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	6,200,000	161,944

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	6,200,000	139,686

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	5,623,000	466,315

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	5,623,000	268,150

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	14,466,000	304,075

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17	6,200,000	146,506

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17	6,200,000	125,116

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.074% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.074	14,466,000	270,225

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.35% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.35	5,332,000	176,116

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	5,564,000	53,025

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	5,564,000	53,025

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	5,564,000	53,025

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.861	5,564,000	53,025

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.861% versus the three month USD-LIBOR-BBA April 2022.	Apr-12/1.861	5,564,000	53,025

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475	5,868,000	190,827

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	6,200,000	131,254

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.15% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.15	6,200,000	109,616

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3475% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.3475	5,868,000	64,079

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	25,691,000	358,133

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.998% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.998	25,691,000	358,133

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	25,691,000	288,510

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	25,691,000	288,510

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	25,691,000	288,510

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	25,691,000	288,510

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	25,691,000	288,510

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9275% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.9275	25,691,000	288,510

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.765% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/1.765	12,836,000	79,198

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 2.015% versus the three month USD-LIBOR-BBA maturing April 2022.	Apr-12/2.015	5,134,000	72,749

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075	60,047,000	1,068,837

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.075	60,047,000	953,546

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52	73,939,000	360,822

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 2014.	Mar-12/0.52	73,939,000	12,570

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	5,564,000	42,453

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	5,564,000	42,453

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	5,564,000	42,453

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/1.869	5,564,000	42,453

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.869% versus the three month USD-LIBOR-BBA March 2022.	Mar-12/1.869	5,564,000	42,453

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225	5,868,000	172,871

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3225% versus the three month USD-LIBOR-BBA maturing March 2022.	Mar-12/2.3225	5,868,000	46,533

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025	5,623,000	355,992

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8025% versus the three month USD-LIBOR-BBA maturing March 2042.	Mar-12/2.8025	5,623,000	141,531

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.3525% versus the three month USD-LIBOR-BBA maturing February 2042.	Feb-12/3.3525	78,572,042	12,390,025

Option on an interest rate swap with Barclays Bank PLC for the right to receive a fixed rate of 1.575% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.575	375,087,523	5,671,323

Option on an interest rate swap with Barclays Bank PLC for the right to pay a fixed rate of 1.575% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.575	375,087,523	457,607

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.3525% versus the three month USD-LIBOR-BBA maturing February 2042.	Feb-12/3.3525	78,572,042	212,930

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525	60,047,000	868,880

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.0525	60,047,000	751,788

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30	5,868,000	154,446

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.30	5,868,000	29,105

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24	2,257,000	49,157

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing February 2022.	Feb-12/2.24	2,257,000	13,000

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62	53,290,000	142,817

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.62% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.62	53,290,000	13,855

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.1% versus the three month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.10	204,611,000	100,259

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555	37,923,375	141,075

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 2014.	Feb-12/0.555	37,923,375	2,275

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.27	5,332,000	121,410

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03	60,047,000	598,669

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.03	60,047,000	477,374

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.2775% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.2775	5,868,000	133,438

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.2775% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.2775	5,868,000	9,154

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 1.953% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.953	25,854,000	82,474

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.9475	25,854,000	78,338

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.96325% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/1.96325	25,854,000	85,060

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785	5,623,000	234,648

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.215	2,257,000	38,504

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.785% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/2.785	5,623,000	21,367

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing January 2022.	Jan-12/2.215	2,257,000	2,505

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/3.60	24,582,123	5,199,119

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545	37,923,375	138,420

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 2014.	Jan-12/0.545	37,923,375	38

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 2042.	Jan-12/4.60	24,582,123	25

Total purchased options outstanding (cost $71,537,558)			$84,232,908

SHORT-TERM INVESTMENTS (37.7%)(a)
		Principal amount/shares	Value

Federal Home Loan Mortgage Corporation discounted commercial paper with an effective yield of 0.025%, April 16, 2012		$25,000,000	$24,998,550

Federal Home Loan Mortgage Corporation discounted commercial paper with an effective yield of 0.030%, April 3, 2012		10,000,000	9,999,490

Federal Home Loan Mortgage Corporation discounted commercial paper with an effective yield of 0.039%, April 2, 2012		8,910,000	8,909,555

Federal National Mortgage Association discounted commercial paper with an effective yield of 0.025%, April 2, 2012		25,000,000	24,998,750

Federal National Mortgage Association discounted commercial paper with an effective yield of 0.065%, May 21, 2012		15,000,000	14,998,845

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, January 18, 2012		15,000,000	14,998,654

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, February 21, 2012		50,000,000	49,986,542

Straight-A Funding, LLC commercial paper with an effective yield of 0.128%, February 16, 2012		1,300,000	1,299,784

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, March 1, 2012		6,705,000	6,703,341

U.S. Treasury bills with effective yields ranging from 0.104% to 0.105%, December 13, 2012(SEGSF)		50,822,000	50,769,704

U.S. Treasury bills with effective yields ranging from 0.088% to 0.105%, November 15, 2012(SEGSF)		69,072,000	69,018,815

U.S. Treasury bills with effective yields ranging from 0.079% to 0.114%, May 3, 2012(SEG)(SEGSF)		132,355,000	132,343,882

U.S. Treasury bills with effective yields ranging from 0.077% to 0.104%, October 18, 2012(SEG)(SEGSF)		51,740,000	51,704,713

U.S. Treasury bills with effective yields ranging from 0.068% to 0.085%, June 28, 2012(SEGSF)		52,812,000	52,796,420

U.S. Treasury bills with an effective yield of 0.068%, February 9, 2012(SEGSF)		190,000	189,978

U.S. Treasury bills with effective yields ranging from 0.055% to 0.102%, July 26, 2012(SEG)(SEGSF)		71,940,000	71,917,483

Putnam Money Market Liquidity Fund 0.05%(e)		18,298,723	18,298,723

Total short-term investments (cost $603,861,294)			$603,933,229

TOTAL INVESTMENTS

Total investments (cost $2,044,103,290)(b)			$2,129,394,475

FUTURES CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	538	$77,909,125	Mar-12	$1,161,600
U.S. Treasury Note 10 yr (Short)	623	81,690,875	Mar-12	(814,176)

Total				$347,424

WRITTEN OPTIONS OUTSTANDING at 12/31/11 (premiums received $157,769,427) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.111 versus the three month USD-LIBOR-BBA maturing April 2022.	$3,950,000	Apr-12/2.111	$76,393
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	3,950,000	Apr-12/2.111	76,393
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	3,950,000	Apr-12/2.111	76,393
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	3,950,000	Apr-12/2.111	76,393
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.111% versus the three month USD-LIBOR-BBA maturing April 2022.	3,950,000	Apr-12/2.111	76,393
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.4275	773,204
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.4275	773,204
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.4275	773,204
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.4275	773,204
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.4275	773,204
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4275% versus the three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.4275	773,204
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.498	875,969
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.498% versus the three month USD-LIBOR-BBA maturing April 2022.	20,553,000	Apr-12/2.498	875,969
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.60% versus the three month USD-LIBOR-BBA maturing April 2022.	4,170,000	Apr-12/2.60	209,960
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing April 2026.	78,676,775	Apr-16/5.02	2,045,596
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing April 2026.	78,676,775	Apr-16/5.02	15,578,001
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.	11,128,000	Aug-12/2.394	429,875
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 2022.	30,481,200	Aug-12/2.73	379,247
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	30,481,200	Aug-12/2.73	1,838,931
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	142,756,800	Aug-12/2.855	1,461,259
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	142,756,800	Aug-12/2.855	9,918,742
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	12,150,520	Aug-14/4.20	251,516
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 2024.	12,150,520	Aug-14/4.20	1,835,676
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.943% versus the three month USD-LIBOR-BBA maturing August 2026.	179,127,543	Aug-16/3.943	8,452,850
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.943% versus the three month USD-LIBOR-BBA maturing August 2026.	179,127,543	Aug-16/3.943	21,702,197
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	27,908,714	Aug-16/4.17	603,777
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	27,908,714	Aug-16/4.17	2,217,152
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	48,891,842	Aug-16/4.28	1,921,841
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	48,891,842	Aug-16/4.28	6,902,257
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	4,831,610	Aug-16/4.35	703,550
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	19,663,886	Aug-16/4.68	634,927
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	19,663,886	Aug-16/4.68	3,265,267
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 2026.	4,831,610	Aug-16/5.35	114,553
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	31,703,820	Feb-15/5.27	435,832
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 2025.	31,703,820	Feb-15/5.27	7,312,835
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	12,010,980	Feb-15/5.36	164,550
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 2025.	12,010,980	Feb-15/5.36	2,775,966
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing January 2022.	17,580,000	Jan-12/2.4475	652,394
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.453% versus the three month USD-LIBOR-BBA maturing January 2022.	17,580,000	Jan-12/2.453	661,184
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.46325% versus the three month USD-LIBOR-BBA maturing January 2022.	17,580,000	Jan-12/2.46325	676,830
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.52% versus the three month USD-LIBOR-BBA maturing January 2022.	3,986,000	Jan-12/2.52	173,032
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing January 2022.	391,998,000	Jan-12/5.32	118,540,195
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing January 2022.	391,998,000	Jan-12/5.32	392
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	69,820
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	69,820
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714 versus the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	69,820
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	69,820
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	69,820
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.	11,128,000	Jul-12/2.372	406,395
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	21,355,000	Jul-12/2.6075	1,102,772
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	21,355,000	Jul-12/2.6075	1,102,772
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.	21,355,000	Jul-12/2.61875	1,118,788
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.	3,031,000	Jul-12/2.6825	172,828
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	10,125,434	Jul-14/4.19	209,596
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 2024.	10,125,434	Jul-14/4.19	1,524,597
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	10,102,660	Jul-14/4.29	189,900
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 2024.	10,102,660	Jul-14/4.29	1,633,630
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	4,050,173	Jul-14/4.34	76,143
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 2024.	4,050,173	Jul-14/4.34	653,921
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	10,125,434	Jul-14/4.35	188,333
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 2024.	10,125,434	Jul-14/4.35	1,642,325
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	9,492,386	Jul-14/4.36	170,350
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 2024.	9,492,386	Jul-14/4.36	1,584,165
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	10,125,459	Jul-14/4.3725	185,296
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 2024.	10,125,459	Jul-14/4.3725	1,662,337
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	16,386,571	Jul-16/4.67	531,449
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	16,386,571	Jul-16/4.67	2,711,240
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	16,349,715	Jul-16/4.74	508,869
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	16,349,715	Jul-16/4.74	2,858,404
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	15,362,075	Jul-16/4.79	467,806
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	15,362,075	Jul-16/4.79	2,735,617
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,554,629	Jul-16/4.80	199,261
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,554,629	Jul-16/4.80	1,141,672
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	16,386,571	Jul-16/4.80	499,135
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	16,386,571	Jul-16/4.80	2,854,475
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	16,386,571	Jul-16/4.815	493,678
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 2026.	16,386,571	Jul-16/4.815	2,871,058
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,615,000	Jun-12/2.183	67,179
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,615,000	Jun-12/2.183	67,179
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,615,000	Jun-12/2.183	67,179
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,615,000	Jun-12/2.183	67,179
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,615,000	Jun-12/2.183	67,179
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.	11,128,000	Jun-12/2.346	380,689
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	19,848,328	Jun-16/4.12	1,562,679
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	19,531,262	Jun-16/4.39	1,725,118
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	19,407,254	Jun-16/4.575	335,784
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	19,407,254	Jun-16/4.575	1,881,320
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	11,717,187	Jun-16/4.815	341,544
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 2026.	11,717,187	Jun-16/4.815	2,120,166
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	19,531,262	Jun-16/4.89	295,820
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	19,848,328	Jun-16/5.12	273,649
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	3,839,000	Mar-12/2.119	67,528
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	3,839,000	Mar-12/2.119	67,528
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	3,839,000	Mar-12/2.119	67,528
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	3,839,000	Mar-12/2.119	67,528
Option on an interest rate swap with Barclays Bank for the obligation to pay a fixed rate of 2.119% versus the three month USD-LIBOR-BBA maturing March 2022.	3,839,000	Mar-12/2.119	67,528
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.	11,128,000	May-12/2.324	354,983
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.	1,473,000	May-12/5.51	455,731
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.	1,473,000	May-12/5.51	7
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	17,223,194	May-16/4.11	1,350,092
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	16,957,889	May-16/4.36	1,500,943
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	16,873,491	May-16/4.60	287,659
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	16,873,491	May-16/4.60	1,653,602
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	32,739,828	May-16/4.745	517,126
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	32,739,828	May-16/4.745	3,334,519
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	21,439,163	May-16/4.7575	336,788
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	21,439,163	May-16/4.7575	2,194,105
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	28,810,706	May-16/4.765	454,114
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	28,810,706	May-16/4.765	3,025,124
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	81,849,571	May-16/4.77	1,279,227
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	81,849,571	May-16/4.77	8,413,730
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	16,957,889	May-16/4.86	258,981
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	17,223,194	May-16/5.11	237,387
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.	11,128,000	Oct-12/2.443	474,943
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.5625% versus the three month USD-LIBOR-BBA maturing October 2021.	12,836,000	Oct-16/2.5625	402,152
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.7975% versus the three month USD-LIBOR-BBA maturing October 2021.	5,134,000	Oct-16/2.7975	188,675
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.	11,128,000	Sep-12/2.419	452,353
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	2,511,871	Sep-16/3.49	149,509
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	2,511,871	Sep-16/3.49	237,997
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.	26,645,000	Aug-12/2.4475	1,118,557

Total			$288,748,031

TBA SALE COMMITMENTS OUTSTANDING at 12/31/11 (proceeds receivable $1,020,430) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, December 1, 2041	$1,000,000	12/1/41	$1,029,375

Total			$1,029,375

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
	$11,746,000		$(241,087)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$116,733
	50,790,000		3,270,876	8/17/21	4.55%	3 month USD-LIBOR-BBA	(9,151,554)
	158,028,200		506,977	7/8/26	3.76%	3 month USD-LIBOR-BBA	(29,927,362)
	74,299,000		—	10/14/26	3 month USD-LIBOR-BBA	2.74%	3,784,119
	429,000	(E)	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	6,868
	16,218,000		—	12/15/21	3 month USD-LIBOR-BBA	2.192%	255,211
	120,473,000		—	12/15/13	3 month USD-LIBOR-BBA	0.677%	(102,048)
	507,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	1,420
	8,345,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(39,305)
	Barclays Bank PLC
	15,255,373		138,061	9/8/16	2.065%	3 month USD-LIBOR-BBA	(584,026)
	19,717,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(52,363)
	165,383,000		—	12/29/13	3 month USD-LIBOR-BBA	0.77875%	169,565
	8,736,000		—	12/29/21	3 month USD-LIBOR-BBA	2.193%	130,550
	10,284,000		—	12/30/21	2.072%	3 month USD-LIBOR-BBA	(38,003)
	8,345,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(38,888)
	10,432,000		—	1/3/22	2.055%	3 month USD-LIBOR-BBA	(17,839)
	6,143,000		—	1/4/22	2.029%	3 month USD-LIBOR-BBA	4,459
	11,746,000		(85,746)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(8,235)
	39,536,700		(7,379)	2/17/19	3.4%	3 month USD-LIBOR-BBA	(5,158,758)
	152,367,600		(279,688)	6/17/16	3 month USD-LIBOR-BBA	1.93%	5,175,288
	7,578,000		—	9/30/16	3 month USD-LIBOR-BBA	1.25625%	51,480
	25,086,000		(43,901)	1/3/14	0.6075%	3 month USD-LIBOR-BBA	16,055
	3,327,000	(E)	—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(48,308)
	24,960,870		—	10/7/18	3 month USD-LIBOR-BBA	1.73%	284,810
	72,074,147		353,163	10/11/16	1.97%	3 month USD-LIBOR-BBA	(2,546,878)
	4,727,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	138,737
	41,644,000		—	7/13/20	3 month USD-LIBOR-BBA	2.93%	4,089,024
	11,835,300		(15,629)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(3,244,047)
	271,000		—	12/13/21	3 month USD-LIBOR-BBA	2.19%	4,252
	2,257,000		(31,034)	12/13/21	3 month USD-LIBOR-BBA	2.19%	4,377
	7,973,000		—	11/14/16	3 month USD-LIBOR-BBA	1.309%	50,112
	5,320,000		(21,812)	8/8/16	3 month USD-LIBOR-BBA	2.065%	238,317
	5,730,000		(32,804)	9/8/16	3 month USD-LIBOR-BBA	2.14%	259,476
	6,097,000		—	12/7/41	2.717%	3 month USD-LIBOR-BBA	(156,635)
	57,332,000		—	12/8/41	3 month USD-LIBOR-BBA	2.76%	1,993,711
	745,181,000		—	12/9/13	0.6685%	3 month USD-LIBOR-BBA	712,745
	202,257,000		—	12/12/13	0.63375%	3 month USD-LIBOR-BBA	336,863
	11,444,000		—	12/12/21	3 month USD-LIBOR-BBA	2.17%	159,018
	220,000		—	12/12/41	3 month USD-LIBOR-BBA	2.752%	7,223
	2,608,000		—	12/12/21	2.12%	3 month USD-LIBOR-BBA	(24,199)
	295,718,000		—	12/13/13	0.64375%	3 month USD-LIBOR-BBA	435,903
	8,120,000		—	12/13/21	3 month USD-LIBOR-BBA	2.128%	80,941
	238,654,000		—	12/14/13	3 month USD-LIBOR-BBA	0.65%	(328,103)
	11,438,000		—	12/14/21	2.165%	3 month USD-LIBOR-BBA	(152,247)
	5,822,000		—	12/14/41	2.763%	3 month USD-LIBOR-BBA	(204,020)
	94,575,000		—	12/16/21	2.1005%	3 month USD-LIBOR-BBA	(680,800)
	21,906,000		—	12/16/21	3 month USD-LIBOR-BBA	2.085%	126,224
	14,798,000		—	12/16/13	3 month USD-LIBOR-BBA	0.73%	2,626
	42,063,000		—	12/16/13	3 month USD-LIBOR-BBA	0.72375%	2,350
	4,069,000		—	12/16/41	2.675%	3 month USD-LIBOR-BBA	(65,746)
	507,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	1,420
	245,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(44)
	17,437,000		—	12/21/13	3 month USD-LIBOR-BBA	0.735%	3,504
	13,077,000		—	12/21/21	3 month USD-LIBOR-BBA	2.01375%	(15,481)
	36,563,000		—	12/22/13	0.7375%	3 month USD-LIBOR-BBA	(8,999)
	Citibank, N.A.
	102,857,300		(1,013,351)	9/26/20	3 month USD-LIBOR-BBA	1.96%	81,922
	4,411,312		(211,302)	12/13/41	3 month USD-LIBOR-BBA	4.045%	1,147,544
	55,910,000		—	9/30/18	3 month USD-LIBOR-BBA	1.73625%	743,417
	277,588,000		—	10/3/20	2.04%	3 month USD-LIBOR-BBA	(4,440,406)
	16,845,000		—	10/3/41	2.804%	3 month USD-LIBOR-BBA	(818,565)
	1,887,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	14,398
	3,117,000		—	8/4/16	3 month USD-LIBOR-BBA	1.54375%	73,393
	4,727,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	138,737
	514,084,200		1,053,839	8/25/20	3 month USD-LIBOR-BBA	2.1%	13,767,055
	101,580,000		6,546,834	8/17/21	4.49%	3 month USD-LIBOR-BBA	(17,731,889)
	313,627,000		—	12/15/13	3 month USD-LIBOR-BBA	0.681%	(240,014)
	205,193,000		—	12/19/21	3 month USD-LIBOR-BBA	2.0805%	1,048,861
	402,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(73)
	8,345,000		—	1/3/22	2.0875%	3 month USD-LIBOR-BBA	(39,305)
	Credit Suisse International
	440,531,300		(107,438)	5/27/20	3 month USD-LIBOR-BBA	3.06%	43,153,509
	156,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(28)
	26,305,000		—	12/23/13	0.73125%	3 month USD-LIBOR-BBA	(2,885)
	6,419,000		—	12/23/21	2.07875%	3 month USD-LIBOR-BBA	(30,100)
	14,246,000		—	12/23/41	2.66125%	3 month USD-LIBOR-BBA	(182,044)
	21,010,000		—	12/28/21	3 month USD-LIBOR-BBA	2.129%	188,327
	9,395,600		—	12/29/21	3 month USD-LIBOR-BBA	2.185%	133,450
	14,113,000		—	12/30/13	0.782%	3 month USD-LIBOR-BBA	(15,094)
	7,673,000		—	12/30/21	2.148%	3 month USD-LIBOR-BBA	(82,159)
	8,345,000		—	1/3/22	2.087%	3 month USD-LIBOR-BBA	(38,888)
	388,623,200		—	10/3/20	2.055%	3 month USD-LIBOR-BBA	(6,708,825)
	4,727,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	138,737
	315,483,300		(64,544)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(13,805,892)
	31,412,000		—	11/8/16	1.239%	3 month USD-LIBOR-BBA	(99,508)
	89,520,300		(187,642)	8/15/41	3.24%	3 month USD-LIBOR-BBA	(13,294,584)
	32,595,800		(1,579,267)	11/16/41	3 month USD-LIBOR-BBA	3.425%	4,229,069
	505,000		—	8/18/41	3.3688%	3 month USD-LIBOR-BBA	(87,784)
	2,316,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(256,674)
	94,806,300		421,429	4/19/18	3.03%	3 month USD-LIBOR-BBA	(8,803,773)
	2,291,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	52,189
	26,213,600		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	3,967,037
	15,702,000		—	9/14/41	2.944%	3 month USD-LIBOR-BBA	(1,268,541)
	25,943,000		—	12/5/41	3 month USD-LIBOR-BBA	2.81%	1,183,884
	26,258,000		—	12/5/41	3 month USD-LIBOR-BBA	2.795%	1,114,473
	6,134,000		—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	249,239
	426,000,000		—	12/13/13	3 month USD-LIBOR-BBA	0.6425%	(640,991)
	28,087,000		—	12/15/13	3 month USD-LIBOR-BBA	0.675%	(24,940)
	251,150,000		—	12/16/21	3 month USD-LIBOR-BBA	2.0895%	1,550,584
	Deutsche Bank AG
	88,478,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(125,454)
	708,688,560		—	10/7/14	3 month USD-LIBOR-BBA	0.792%	638,952
	955,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	6,656
	472,459,040		—	10/7/14	3 month USD-LIBOR-BBA	0.787%	359,037
	30,507,730		—	10/7/18	3 month USD-LIBOR-BBA	1.7265%	340,835
	4,727,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	138,737
	3,840,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	137,280
	217,834,600		(118,833)	7/18/14	0.96%	3 month USD-LIBOR-BBA	(1,958,119)
	361,000	(E)	—	1/11/22	3 month USD-LIBOR-BBA	2.215%	5,762
	247,920,900		43,710	12/31/14	1.91%	3 month USD-LIBOR-BBA	(7,919,726)
	58,583,400		—	8/17/18	1.84%	3 month USD-LIBOR-BBA	(1,356,026)
	113,026,000		—	12/2/21	2.2315%	3 month USD-LIBOR-BBA	(2,294,072)
	1,619,000		—	12/8/21	3 month USD-LIBOR-BBA	2.22%	30,453
	4,793,000		—	12/14/41	3 month USD-LIBOR-BBA	2.7575%	162,341
	235,856,000		—	12/14/13	3 month USD-LIBOR-BBA	0.6655%	(251,773)
	9,863,000		—	12/15/41	2.7825%	3 month USD-LIBOR-BBA	(385,927)
	8,900,000		—	12/15/41	2.684%	3 month USD-LIBOR-BBA	(161,579)
	9,118,000		—	12/16/21	2.0615%	3 month USD-LIBOR-BBA	(32,754)
	507,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	1,420
	119,357,000		—	12/21/13	0.735%	3 month USD-LIBOR-BBA	(23,983)
	389,229,000		—	12/21/16	1.257%	3 month USD-LIBOR-BBA	(714,598)
	39,742,000		—	12/21/16	3 month USD-LIBOR-BBA	1.246%	51,382
	402,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(73)
	110,758,000		—	1/3/14	0.773%	3 month USD-LIBOR-BBA	(98,575)
	Goldman Sachs International
	507,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	1,420
	402,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(73)
	8,170,000		—	12/21/21	1.99917%	3 month USD-LIBOR-BBA	20,571
	37,629,000		(91,486)	11/17/14	0.715%	3 month USD-LIBOR-BBA	(5,012)
	37,629,000		(114,768)	12/19/14	0.745%	3 month USD-LIBOR-BBA	(31,097)
	73,939,000		(129,393)	12/21/13	0.53%	3 month USD-LIBOR-BBA	157,195
	73,939,000		(129,393)	12/23/13	0.476%	3 month USD-LIBOR-BBA	237,125
	36,969,000		(64,234)	1/4/14	0.61%	3 month USD-LIBOR-BBA	23,098
	57,121,000		—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	27,290
	4,727,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	138,737
	223,139,600		(94,856)	7/20/16	3 month USD-LIBOR-BBA	1.79%	7,999,661
	313,039,600		(189,473)	10/1/14	1.14%	3 month USD-LIBOR-BBA	(3,735,082)
	3,840,000	(E)	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	137,280
	45,014,000	(E)	—	2/7/17	1.35%	3 month USD-LIBOR-BBA	(183,207)
	13,880,000		—	8/24/16	3 month USD-LIBOR-BBA	1.235%	103,359
	37,894,000		—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	281,602
	147,067,000		—	11/30/21	3 month USD-LIBOR-BBA	2.2475%	3,223,768
	162,953,000		—	12/5/13	3 month USD-LIBOR-BBA	0.661%	(170,779)
	2,699,000		—	12/5/41	2.8137%	3 month USD-LIBOR-BBA	(125,306)
	29,625,000		—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	1,341,589
	26,012,000		—	12/6/41	2.76625%	3 month USD-LIBOR-BBA	(942,660)
	6,133,636		—	12/6/41	2.7375%	3 month USD-LIBOR-BBA	(184,803)
	78,399,000		—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(48,145)
	6,170,000		—	12/9/41	2.7875%	3 month USD-LIBOR-BBA	(250,307)
	28,608,023		372,620	11/30/16	2.31%	3 month USD-LIBOR-BBA	(1,178,914)
	7,478,000		—	12/9/41	3 month USD-LIBOR-BBA	2.773%	280,273
	14,362,000		—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(10,136)
	6,669,000		—	12/16/14	3 month USD-LIBOR-BBA	0.822%	839
	2,093,000		—	12/19/21	2.075%	3 month USD-LIBOR-BBA	(9,648)
	JPMorgan Chase Bank, N.A.
	507,000		—	12/20/21	3 month USD-LIBOR-BBA	2.056%	1,420
	402,000		—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(73)
	19,717,000		—	12/22/21	2.056%	3 month USD-LIBOR-BBA	(52,363)
	1,000		—	12/23/21	3 month USD-LIBOR-BBA	2.136%	10
	8,345,000		—	1/3/22	2.0885%	3 month USD-LIBOR-BBA	(40,056)
	64,844,500		205,428	3/11/26	4.12%	3 month USD-LIBOR-BBA	(14,770,697)
	4,727,000	(E)	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	138,737
	20,208,000		1,266,536	7/26/21	4.46%	3 month USD-LIBOR-BBA	(3,543,990)
	20,208,000		1,269,062	7/26/21	4.525%	3 month USD-LIBOR-BBA	(3,663,720)
	30,312,000		1,918,219	7/27/21	4.745%	3 month USD-LIBOR-BBA	(6,099,123)
	4,566,000		—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	20,425
	5,057,000		(68,775)	12/14/21	3 month USD-LIBOR-BBA	2.245%	35,897
	16,510,000		—	11/22/16	3 month USD-LIBOR-BBA	1.348%	127,925
	92,365,000		—	12/1/21	3 month USD-LIBOR-BBA	2.182%	1,457,943
	27,909,000		—	12/2/21	3 month USD-LIBOR-BBA	2.153%	363,755
	1,065,000		—	12/5/21	3 month USD-LIBOR-BBA	2.288%	26,941
	1,181,000		—	12/5/21	3 month USD-LIBOR-BBA	2.26625%	27,495
	3,673,000		—	9/19/16	3 month USD-LIBOR-BBA	1.231%	22,170
	61,381,000		—	12/6/41	2.812%	3 month USD-LIBOR-BBA	(2,823,601)
	169,008,000		—	12/6/13	3 month USD-LIBOR-BBA	0.70%	(48,245)
	12,922,000		—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	539,764
	12,267,000		—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	458,818
	763,389,000		—	12/12/13	0.659%	3 month USD-LIBOR-BBA	887,206
	2,642,622		—	12/14/21	2.143%	3 month USD-LIBOR-BBA	(29,809)
	14,107,000		—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(18,155)

	Total						$(62,920,136)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$9,811,346	$(9,198)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	$(29,320)
12,040,619	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(82,494)
4,177,067	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	20,333
35,998,856	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	243,113
27,249,579	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(186,694)
17,639,865	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	79,424
13,485,363	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	71,244
74,554,311	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(510,792)
35,145,643	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	185,678
3,265,065	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(27,695)
162,241,990	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,152,939
60,966,750	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(417,700)
44,388,568	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	234,509
17,954,253	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	127,588
1,772,949	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,181)
406,660	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	4,483
406,660	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	4,483
7,229,479	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	64,171
1,479,478	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	13,132
14,072,777	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(79,089)
976,706	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	10,768
579,290	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,788)
163,387	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	1,801
7,633,874	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	77,027
14,025,571	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(94,720)
25,732,365	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(176,299)
475,310,662	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,470,505
12,126,537	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	61,012
29,463,571	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	155,659
1,253,231	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,100
508,254	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,288
1,647,833	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,419
1,194,796	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,380
26,486,745	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	178,874
23,306,108	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(256,942)
3,102,021	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(20,511)
28,520,530	191,622	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	24,275
Citibank, N.A.
395,815	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	4,364
Credit Suisse International
1,644,356	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,687
13,680,065	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(88,199)
7,633,874	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(77,027)
406,660	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	4,483
817,612	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,529
Deutsche Bank AG
325,117	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,334)
579,290	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,788
273,286	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,318)
16,874,112	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	139,449
888,367	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	2,526
13,680,065	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	88,199
Goldman Sachs International
22,130,210	252,423	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	108,887
19,441,474	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	214,336
15,015,252	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(127,361)
295,430	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	3,257
937,031	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	(3,728)

Total					$2,576,518

Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,603,972,454.
(b)	The aggregate identified cost on a tax basis is $2,044,686,528, resulting in gross unrealized appreciation and depreciation of $114,770,101 and $30,062,154, respectively, or net unrealized appreciation of $84,707,947.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,028 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $159,677,198 and $157,998,941, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $518,990,460 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 1,000 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity for each during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $33,387,015 at the close of the reporting period
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $310,075,482 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $312,103,259.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$253,104,714	$—
Purchased options outstanding	—	84,232,908	—
U.S. Government and Agency Mortgage Obligations	—	1,188,123,624	—
Short-term investments	18,298,723	585,634,506	—

Totals by level	$18,298,723	$2,111,095,752	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$347,424	$—	$—
Written options	—	(288,748,031)	—
TBA sale commitments	—	(1,029,375)	—
Interest rate swap contracts	—	(75,363,055)	—
Total return swap contracts	—	2,141,671	—

Totals by level	$347,424	$(362,998,790)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$204,862,582	$482,251,665

Total	$204,862,582	$482,251,665

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012